Deferred and current taxation - Effective corporation tax rate (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciles the statutory rate of Irish corporation tax to the Company's effective corporation tax rate
Statutory rate of Irish corporation tax on (loss)/profit	(12.50%)	12.50%	12.50%
Non-Irish profits and losses taxed at other rates	(0.70%)	(9.30%)	(5.80%)
Other movements	4.80%
Total effective rate of taxation on (loss)/profits	(8.40%)	3.20%	6.70%
Foreign tax rate	25.00%	25.00%	25.00%